Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating lease commitments
Operating lease rent expense	¥ 35,060	¥ 31,786	¥ 24,851
Total	59,018
Less than One Year	33,546
One to Three Years	24,075
Over Three Years	1,397
Purchase commitments
Total	88,130
Less than One Year	79,206
Over One Year	¥ 8,924